Offerings - Offering: 1	Jan. 28, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	23,661,884
Proposed Maximum Offering Price per Unit | $ / shares	1.93
Maximum Aggregate Offering Price	$ 45,667,436.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,306.67
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the registration statement also covers such additional shares as may hereafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments.Calculated pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price for these shares is based upon the average of the high and low sale prices of the Registrant’s common stock, par value $0.001 per share (“Common Stock”), reported on the Nasdaq Capital Market on January 22, 2026Represents 10,423,089 shares of Common Stock and (ii) 13,238,795 shares of Common Stock issuable upon conversion of the Registrant’s Series D Convertible Preferred Stock.